Exhibit 99.1

Independent Accountant’s Report

on Applying Agreed-Upon Procedures

Board of Directors and Management

Encina Equipment Finance, LLC and Subsidiaries (the Company)

Westport, Connecticut

And

BofA Securities, Inc.

New York, New York

And

Truist Securities, Inc.

New York, New York

We have performed the procedures enumerated below on certain records and transactions of the Company for the purpose of assisting the Company, BofA Securities, Inc. and Truist Securities, Inc. (collectively, the Specified Parties) in comparing specified attributes to source documents as listed in Exhibit A in connection with the issuance of equipment finance receivable-backed notes issued by Encina Equipment Finance 2022-1, LLC in accordance with the confidential Preliminary Offering Memorandum dated on or around May 27, 2022. The Company’s management is responsible for certain records and transactions of the Company for the purpose of assisting the Specified Parties in comparing specified attributes to source documents as listed in Exhibit A in connection with the issuance of equipment finance receivable-backed notes issued by Encina Equipment Finance 2022-1, LLC in accordance with the confidential Preliminary Offering Memorandum dated on or around May 27, 2022. The sufficiency of these procedures is solely the responsibility of the Specified Parties identified in this report.

The Company has agreed to and acknowledged that the procedures performed are appropriate to meet the intended purpose of assisting the Specified Parties in comparing specified attributes to source documents as listed in Exhibit A in connection with the issuance of equipment finance receivable-backed notes issued by Encina Equipment Finance 2022-1, LLC in accordance with the confidential Preliminary Offering Memorandum dated on or around May 27, 2022. Additionally, BofA Securities, Inc. and Truist Securities, Inc. have agreed to and acknowledged that the procedures performed are appropriate to meet their purposes. This report may not be suitable for any other purpose. The procedures performed may not address all of the items of interest to a user of this report and may not meet the needs of all of the users of this report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes.

The procedures performed and associated findings are as follows:

Agreed-Upon Procedures and Findings

For the purposes of this report:

(i)	The computer-generated Loan Data Files provided in a standard Microsoft Excel format containing information related to the proposed transaction shall be herein referred to as a “Loan Data File.”

(ii)	The fields in the Loan Data Files and signed Contract shall be herein referred to as “Specified Attributes.”

(iii)

The term “Contract” means master lease agreement, equipment schedule, payment schedule, loan and security agreement, non-recourse promissory note, master sale and assignment agreement, guaranty, amendment(s) or other related documents.

(iv)

The term “Contract File” means any file containing the Contract and certain printed screen shots from the Company’s servicing system; and the term “Obligor” means borrower(s) stated on the respective Contracts.

On April 3, 2022, the Specified Parties provided us with the Loan Data File with a cutoff date of March 31, 2022 (the “March Loan Data File”) containing 177 individual customer accounts. At the Specified Parties’ request, we selected a haphazard sample of 50 individual customer accounts from the Underlying Assets, and we were instructed by the Specified Parties to perform the agreed-upon procedures as outlined in the Arrangement Letter dated March 19, 2022, on the haphazard sample of 50 individual customer accounts. From April 4, 2022 to April 25, 2022, we were provided with the source documents referenced in Exhibit A related to the respective 50 individual customer accounts.

For the sample, we compared the Specified Attributes outlined in Exhibit A and as presented in the March Loan Data File to the corresponding source documents outlined in Exhibit A.

We did not perform any procedures with respect to the Specified Attributes relating to the Underlying Assets as set forth in Exhibit B.

In performing the comparisons of the Specified Attributes outlined in Exhibit A, we applied the following tolerance as instructed by the Specified Parties:

•	Equipment Cost, Current Payment Amount, Total Residual Value and Balloon Amount: +/- $5.00

•	Active Date and Termination Date: +/- 30 days

No exceptions were identified related to the Specified Attributes.

We also inspected the presence of, compared or verified the following on the sample of 50 Underlying Assets:

•	Inspected the presence of a signed Contract or electronic documentation in the case of Contracts using electronic contracts.

We identified no exceptions in our procedures outlined above.

We were engaged by the Company to perform this agreed-upon procedures engagement and conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to and did not conduct an examination or a review engagement, the objective of which would be the expression of an opinion or conclusion, respectively, on certain records and transactions of the Company for the purpose of assisting the Specified Parties in comparing specified attributes to source documents as listed in Exhibit A in connection with the issuance of equipment finance receivable-backed notes issued by Encina Equipment Finance 2022-1, LLC in accordance with the confidential Preliminary Offering Memorandum dated on or around May 27, 2022. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

Our agreed-upon procedures engagement was not conducted for the purpose of the following:

•

Addressing the completeness, accuracy, appropriateness, quality or integrity of any of the information provided to us for the purposes of performing the procedures agreed to by the Specified Parties. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

•	Addressing the conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements.

•	Addressing the value of collateral securing the assets being securitized.

•	Addressing the physical existence or ownership of the assets being securitized.

•	Addressing the compliance of the originator of the assets with federal, state, and local laws and regulations.

•	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization.

•

Addressing any other factor or characteristic of the assets that would be material to the likelihood that the issuer of the asset-backed security will pay interest and principal in accordance with applicable terms and conditions.

•	Forming any conclusions.

•	Addressing the fair value of the notes or any other disclosures relating to the notes being offered in the proposed transaction.

•	Substantiating compliance with Rule 15Ga-2 of the Securities Exchange Act of 1934, including any legal interpretation as to the sufficiency of the procedures performed.

•	Any other terms or requirements of the transaction that do not appear in the report.

Accordingly, we do not provide any assurance on such information.

We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

This report is intended solely for the information and use of the Specified Parties, and is not intended to be, and should not be, used by anyone other than the Specified Parties, including investors and rating agencies, who are not identified as Specified Parties but who may have access to this report as required by law or regulation.

/s/ RSM US LLP

Raleigh, North Carolina
May 26, 2022

Exhibit A

Specified Attributes and Source Documents

Number	Specified Attribute	Source Document(s)
1	Obligor Name	Contract
2	Obligor Group Name	Contract and Contract File
3	Lease/Loan Type	Contract and Contract File
4	Active Date	Contract and Contract File
5	Term (Original Term)	Contract and Contract File
6	TermDate (Termination Date)	Contract and Contract File
7	BillFreqUpd (Billing Cycle frequency)	Contract and Contract File
8	EquipmentCost	Contract and Contract File
9	Cash Flows -> 3/31/2022 (Current Payment Amount)	Contract and Contract File
10	State (Customer State)	Contract and Contract File
11	Balloon Payment $ (Balloon Amount)	Contract and Contract File
12	ResidualSalvage (Total Residual Value)	Contract and Contract File

Exhibit B

Specified Attributes Not Subject to Procedures

Specified Attribute
Contract
Cust Name
Country
Booking Date
FinalPymtDate
RemTerm
DaysPDUE
PaidtoDate
GuarResid
UNGuarResid
Fixed/Float
DELIN.STATUS.CODE
FACILITY.SCORE
Moody’s Rating
S&P Rating
Risk Classification
NMF.NAICS.CODE
Yield / Interest Rate
Performing BK
Servicer Name
Securitization Value (Assumes May ’22 and forward Cashflows)
Cash Flows -> 4/30/2022 and forward